Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Segmented Information

2.21.1 Business segments

(Dollars in millions)
Year ended March 31, 2025	Financial Services(1)*	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,342	2,609	2,260	2,568	2,980	1,548	1,400	570	19,277
Identifiable operating expenses	3,059	1,293	1,469	1,406	1,911	897	848	354	11,237
Allocated expenses	971	472	396	441	495	270	237	118	3,400
Segment profit	1,312	844	395	721	574	381	315	98	4,640
Unallocable expenses									569
Operating profit									4,071
Other income, net (Refer to Note 2.16)									425
Finance cost (Refer to Note 2.8)									49
Profit before Income taxes									4,447
Income tax expense									1,285
Net profit									3,162
Depreciation and amortization									569
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2024	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,093	2,719	2,173	2,417	2,696	1,498	1,391	575	18,562
Identifiable operating expenses	2,993	1,414	1,337	1,309	1,763	874	811	355	10,856
Allocated expenses	973	473	391	444	423	245	230	128	3,307
Segment profit	1,127	832	445	664	510	379	350	92	4,399
Unallocable expenses									565
Operating profit									3,834
Other income, net (Refer to Note 2.16)									568
Finance cost (Refer to Note 2.8)									56
Profit before Income taxes									4,346
Income tax expense									1,177
Net profit									3,169
Depreciation and amortization									565
Non-cash expenses other than depreciation and amortization									—

(Dollars in millions)
Year ended March 31, 2023	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, Resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	All Other Segments(5)	Total
Revenues	5,434	2,632	2,246	2,300	2,357	1,472	1,251	520	18,212
Identifiable operating expenses	3,103	1,352	1,380	1,231	1,551	864	724	348	10,553
Allocated expenses	985	487	401	430	426	242	209	130	3,310
Segment profit	1,346	793	465	639	380	366	318	42	4,349
Unallocable expenses									524
Operating profit									3,825
Other income, net (Refer to Note 2.16)									335
Finance cost (Refer to Note 2.8)									35
Profit before Income taxes									4,125
Income tax expense									1,142
Net profit									2,983
Depreciation and amortization									524
Non-cash expenses other than depreciation and amortization									—

(1)
Financial Services include enterprises in Financial Services and Insurance
(2)
Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)
Communication includes enterprises in Communication, Telecom OEM and Media
(4)
Life Sciences includes enterprises in Life sciences and Health care
(5)
Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other enterprises in Public Services.